Intangibles (Details) - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangibles (Details) [Line Items]
Amortization expense	$ 552,999	$ 362,434	$ 1,432,983	$ 1,087,456	$ 1,451,214	$ 640,086
Capitalized software development costs					$ 1,933,661	$ 1,610,889